Quarterly Holdings Report
for
Fidelity® Conservative Income Bond Fund
May 31, 2022
FCV-NPRT3-0722
1.924094.111
Nonconvertible Bonds - 63.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
NTT Finance Corp. 0.373% 3/3/23 (b)	49,820,000	49,008,930
Entertainment - 0.4%
The Walt Disney Co. 3% 9/15/22	28,000,000	28,092,380
Media - 0.2%
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 1.780% 2.2092% 3/15/24 (b)(c)(d)	12,405,000	12,494,936
TOTAL COMMUNICATION SERVICES		89,596,246
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 3.8%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 1.6549% 2/22/23 (c)(d)	15,898,000	15,870,919
0.4% 10/21/22	13,760,000	13,688,783
2.2% 6/27/22	25,750,000	25,760,620
BMV Finance NV 2.25% 8/12/22 (b)	20,155,000	20,181,611
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.530% 1.026% 4/1/24 (b)(c)(d)	28,838,000	28,763,541
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.840% 1.336% 4/1/25 (b)(c)(d)	26,951,000	26,966,604
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 1.300% 1.8177% 4/7/25 (c)(d)	20,225,000	19,888,241
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.760% 1.1591% 3/8/24 (c)(d)	19,604,000	19,263,771
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.9851% 11/17/23 (c)(d)	16,700,000	16,533,064
Volkswagen Group of America Finance LLC:
0% 6/7/24 (b)(c)	25,400,000	25,400,000
0.75% 11/23/22 (b)	23,359,000	23,181,635
		235,498,789
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.000% 1.2054% 2/14/24 (c)(d)	16,681,000	16,685,666
TOTAL CONSUMER DISCRETIONARY		252,184,455
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
7-Eleven, Inc. 0.625% 2/10/23 (b)	3,566,000	3,516,416
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.630% 1.4154% 2/16/24 (c)(d)	16,541,000	16,469,287
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 1.1851% 2/17/23 (c)(d)	10,886,000	10,862,486
2.9% 7/15/22	30,858,000	30,873,762
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 1.7413% 8/16/22 (c)(d)	36,278,000	36,286,958
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 2.6214% 1/13/23 (c)(d)	6,268,000	6,211,588
		100,704,081
FINANCIALS - 43.2%
Banks - 24.3%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.660% 1.4275% 2/4/25 (c)(d)	28,500,000	28,276,176
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.100% 1.7738% 4/25/25 (c)(d)	9,760,000	9,784,302
0.523% 6/14/24 (c)	23,400,000	22,728,667
2.816% 7/21/23 (c)	11,725,000	11,726,140
3.004% 12/20/23 (c)	47,004,000	46,991,947
3.3% 1/11/23	9,800,000	9,867,119
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.260% 0.6942% 9/15/23 (c)(d)	25,000,000	24,841,957
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.270% 0.8188% 4/14/23 (c)(d)	27,400,000	27,309,398
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.440% 0.9992% 4/15/24 (c)(d)	29,350,000	29,186,521
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.550% 0.9792% 9/15/23 (c)(d)	26,000,000	25,890,020
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.6892% 9/15/23 (c)(d)	30,450,000	30,228,161
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 1.0475% 7/31/24 (c)(d)	26,000,000	25,742,970
BNP Paribas SA 3.5% 3/1/23 (b)	16,600,000	16,681,988
BPCE SA:
3 month U.S. LIBOR + 1.240% 2.0429% 9/12/23 (b)(c)(d)	14,800,000	14,910,467
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 1.1388% 1/14/25 (b)(c)(d)	14,031,000	13,840,873
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.8014% 6/22/23 (c)(d)	27,203,000	27,121,630
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.940% 1.5587% 4/7/25 (c)(d)	26,960,000	26,921,251
2.606% 7/22/23 (c)	30,832,000	30,828,830
Capital One NA 3 month U.S. LIBOR + 0.820% 2.1907% 8/8/22 (c)(d)	11,300,000	11,300,355
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 1.953% 9/1/23 (c)(d)	12,000,000	12,014,833
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.370% 2.1528% 5/24/25 (c)(d)	24,955,000	24,953,253
2.7% 10/27/22	24,868,000	24,931,540
2.876% 7/24/23 (c)	30,000,000	30,007,564
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	40,167,000	40,335,241
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.830% 1.3988% 3/28/25 (b)(c)(d)	27,000,000	26,983,801
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 1.2101% 5/21/24 (b)(c)(d)	25,121,000	24,913,454
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 1.3623% 11/22/24 (c)(d)	20,000,000	19,732,373
3.95% 5/18/24 (c)	16,100,000	16,158,154
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 1.190% 1.9717% 5/16/25 (c)(d)	25,700,000	25,728,013
Intesa Sanpaolo SpA 3.375% 1/12/23 (b)	25,000,000	24,970,362
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 2.414% 10/24/23 (c)(d)	19,286,000	19,328,428
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 1.0238% 3/16/24 (c)(d)	40,575,000	40,400,388
0.697% 3/16/24 (c)	26,600,000	26,109,835
3.559% 4/23/24 (c)	24,785,000	24,869,375
3.797% 7/23/24 (c)	11,250,000	11,314,154
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 1.1% 6/14/24 (c)(d)	28,390,000	28,078,538
Lloyds Banking Group PLC:
1.326% 6/15/23 (c)	15,660,000	15,659,002
2.907% 11/7/23 (c)	26,460,000	26,432,414
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 1.8937% 7/26/23 (c)(d)	15,000,000	15,022,821
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 2.0737% 7/26/23 (c)(d)	25,243,000	25,343,214
2.623% 7/18/22	39,831,000	39,878,677
2.665% 7/25/22	25,000,000	25,042,917
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.840% 1.8843% 7/16/23 (c)(d)	12,315,000	12,317,766
3 month U.S. LIBOR + 0.850% 1.6529% 9/13/23 (c)(d)	5,725,000	5,730,788
3 month U.S. LIBOR + 0.880% 1.625% 9/11/22 (c)(d)	14,700,000	14,727,312
2.721% 7/16/23 (c)	40,000,000	40,006,999
Morgan Stanley Domestic Hold 2.95% 8/24/22	47,617,000	47,683,963
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.450% 1.9117% 3/22/25 (b)(c)(d)	17,169,000	17,215,816
3.625% 9/29/22 (b)	37,178,000	37,350,156
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.450% 1.0666% 10/26/23 (c)(d)	31,000,000	30,951,852
Sumitomo Mitsui Banking Corp. 3.2% 7/18/22	30,000,000	30,052,053
Sumitomo Mitsui Financial Group, Inc. 3 month U.S. LIBOR + 0.860% 1.9043% 7/19/23 (c)(d)	12,997,000	13,042,586
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.910% 1.4858% 4/4/25 (b)(c)(d)	16,717,000	16,717,000
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 1.053% 12/1/22 (c)(d)	28,063,000	28,114,836
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.5858% 6/2/23 (c)(d)	30,250,000	30,143,526
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.7463% 3/4/24 (c)(d)	32,800,000	32,600,780
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 1.1255% 1/27/23 (c)(d)	34,290,000	34,289,993
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.910% 1.3257% 3/8/24 (c)(d)	23,752,000	23,809,875
0.25% 1/6/23	30,480,000	30,133,605
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.200% 0.7542% 1/17/24 (c)(d)	30,450,000	30,178,965
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.730% 1.1414% 3/9/23 (c)(d)	32,136,000	32,193,644
		1,509,648,638
Capital Markets - 9.1%
Charles Schwab Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.500% 0.9542% 3/18/24 (c)(d)	11,600,000	11,569,910
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.380% 1.1644% 8/9/23 (c)(d)	16,400,000	16,335,137
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.390% 1.0693% 2/2/24 (c)(d)	50,000,000	49,633,052
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 1.260% 2.0409% 2/21/25 (c)(d)	21,200,000	21,217,002
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 1.2844% 11/8/23 (c)(d)	28,400,000	28,220,359
3.3% 11/16/22	19,031,000	19,048,550
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 2.2549% 2/23/23 (c)(d)	46,919,000	46,837,267
3 month U.S. LIBOR + 1.000% 2.184% 7/24/23 (c)(d)	5,757,000	5,748,445
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 1.3077% 1/24/25 (c)(d)	27,000,000	26,680,966
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.390% 1.8192% 3/15/24 (c)(d)	25,953,000	26,109,773
0.627% 11/17/23 (c)	34,436,000	34,033,974
2.905% 7/24/23 (c)	19,500,000	19,502,741
2.908% 6/5/23 (c)	21,350,000	21,351,845
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 1.2776% 1/24/25 (c)(d)	27,000,000	26,669,277
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.160% 1.7729% 4/17/25 (c)(d)	26,956,000	26,964,356
0.529% 1/25/24 (c)	16,992,000	16,704,631
0.56% 11/10/23 (c)	25,185,000	24,924,017
3.737% 4/24/24 (c)	15,000,000	15,064,591
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 1.1% 6/1/23 (b)(c)(d)	23,250,000	23,192,452
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.360% 1.1444% 2/9/24 (b)(c)(d)	36,650,000	36,489,178
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 1.2344% 8/9/24 (b)(c)(d)	17,225,000	17,120,255
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 1.1206% 1/13/25 (b)(c)(d)	20,750,000	20,515,193
UBS Group AG 3 month U.S. LIBOR + 0.950% 2.3613% 8/15/23 (b)(c)(d)	28,100,000	28,133,277
		562,066,248
Consumer Finance - 4.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 1.1599% 9/29/23 (c)(d)	20,613,000	20,335,062
American Express Co.:
3 month U.S. LIBOR + 0.610% 1.896% 8/1/22 (c)(d)	24,003,000	24,009,801
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.720% 1.4118% 5/3/24 (c)(d)	21,545,000	21,541,267
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.350% 2.1354% 5/9/25 (c)(d)	25,611,000	25,625,598
1.343% 12/6/24 (c)	17,000,000	16,406,925
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 1.08% 6/13/22 (c)(d)	30,000,000	29,999,010
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.8339% 4/6/23 (c)(d)	30,100,000	30,053,195
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 1.13% 6/13/23 (c)(d)	25,000,000	24,961,072
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 1.1413% 3/22/24 (c)(d)	26,000,000	25,997,908
0.45% 7/22/22	27,195,000	27,151,035
		246,080,873
Diversified Financial Services - 1.0%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.700% 1.4801% 5/24/24 (b)(c)(d)	32,000,000	31,068,555
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.710% 1.2327% 1/7/25 (b)(c)(d)	31,450,000	30,430,716
		61,499,271
Insurance - 4.8%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.9033% 4/6/23 (b)(c)(d)	31,725,000	31,668,043
Marsh & McLennan Companies, Inc. 3.3% 3/14/23	3,378,000	3,394,754
Metropolitan Life Global Funding I U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 1.1138% 1/13/23 (b)(c)(d)	32,895,000	32,907,153
Metropolitan Tower Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 1.1042% 1/17/23 (b)(c)(d)	42,351,000	42,364,892
0.55% 7/13/22 (b)	37,753,000	37,697,126
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 1.2689% 1/10/23 (b)(c)(d)	28,272,000	28,263,840
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.8993% 2/2/23 (b)(c)(d)	30,150,000	30,077,037
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.9194% 4/12/24 (b)(c)(d)	30,000,000	29,832,205
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.98% 4/12/24 (b)(c)(d)	19,254,000	19,136,123
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 1.0988% 3/31/23 (b)(c)(d)	16,000,000	16,000,077
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.980% 1.4478% 3/28/25 (b)(c)(d)	28,000,000	28,104,512
		299,445,762
TOTAL FINANCIALS		2,678,740,792
HEALTH CARE - 3.1%
Biotechnology - 1.2%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 2.1549% 11/21/22 (c)(d)	13,716,000	13,724,559
2.3% 11/21/22	12,882,000	12,874,841
2.9% 11/6/22	23,496,000	23,542,915
3.25% 10/1/22	24,285,000	24,309,277
		74,451,592
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.530% 1.0842% 10/18/24 (c)(d)	13,321,000	13,205,317
Pharmaceuticals - 1.7%
AstraZeneca PLC 2.375% 6/12/22	27,104,000	27,107,931
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.890% 1.4352% 3/24/24 (b)(c)(d)	14,300,000	14,305,863
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.781% 9/11/23 (b)(c)(d)	33,325,000	33,337,030
Viatris, Inc. 1.125% 6/22/22	28,100,000	28,093,231
		102,844,055
TOTAL HEALTH CARE		190,500,964
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.2%
The Boeing Co. 1.167% 2/4/23	13,379,000	13,198,681
Industrial Conglomerates - 1.6%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 1.7407% 8/8/22 (c)(d)	36,126,000	36,132,992
0.483% 8/19/22	9,633,000	9,610,780
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.8501% 3/11/24 (b)(c)(d)	32,000,000	31,976,576
0.4% 3/11/23 (b)	19,270,000	18,975,576
		96,695,924
Machinery - 2.6%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.150% 0.9351% 11/17/22 (c)(d)	31,260,000	31,230,928
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 1.2318% 11/13/23 (c)(d)	26,000,000	26,002,600
0.25% 3/1/23	25,350,000	24,953,355
1.9% 9/6/22	13,000,000	13,001,856
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.9869% 6/14/23 (b)(c)(d)	26,800,000	26,730,664
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.5177% 4/5/24 (b)(c)(d)	20,950,000	20,991,900
1.125% 12/14/23 (b)	18,400,000	17,840,535
		160,751,838
Trading Companies & Distributors - 0.4%
Air Lease Corp. 3 month U.S. LIBOR + 0.350% 1.176% 12/15/22 (c)(d)	27,250,000	27,233,808
TOTAL INDUSTRIALS		297,880,251
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.746% 10/1/24 (c)(d)	9,050,000	8,978,297
Software - 0.1%
Roper Technologies, Inc. 3.125% 11/15/22	4,000,000	4,008,814
TOTAL INFORMATION TECHNOLOGY		12,987,111
MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (b)	3,085,000	3,069,253
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.000% 1.0595% 1/11/24 (c)(d)	14,294,000	14,197,076
UTILITIES - 5.1%
Electric Utilities - 4.1%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 1.326% 6/15/23 (b)(c)(d)	15,106,000	15,031,985
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.6657% 6/10/23 (c)(d)	14,005,000	13,954,560
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.250% 1.0342% 5/10/23 (c)(d)	17,114,000	17,041,297
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 1.7749% 2/22/23 (c)(d)	42,128,000	42,012,984
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.400% 1.0918% 11/3/23 (c)(d)	28,375,000	28,191,948
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.540% 1.32% 3/1/23 (c)(d)	16,898,000	16,865,269
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 1.2156% 9/28/23 (c)(d)	8,800,000	8,752,768
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.8011% 6/24/24 (c)(d)	21,651,000	21,519,244
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.640% 1.136% 4/3/23 (c)(d)	25,000,000	24,987,330
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.830% 1.326% 4/1/24 (c)(d)	25,000,000	24,913,500
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 1.2508% 12/2/22 (c)(d)	25,725,000	25,701,550
Southern Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 1.1542% 5/10/23 (c)(d)	13,806,000	13,745,285
		252,717,720
Gas Utilities - 0.5%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 1.0229% 3/9/23 (c)(d)	9,180,000	9,174,250
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 1.355% 3/11/23 (c)(d)	16,175,000	16,138,492
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 1.1529% 9/14/23 (c)(d)	4,524,000	4,501,164
		29,813,906
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.650% 1.4351% 5/13/24 (c)(d)	20,794,000	20,526,617
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 1.356% 9/15/23 (c)(d)	12,339,000	12,339,075
		32,865,692
TOTAL UTILITIES		315,397,318
TOTAL NONCONVERTIBLE BONDS (Cost $3,980,027,700)		3,958,773,963

U.S. Government and Government Agency Obligations - 4.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.8%
Fannie Mae U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.96% 7/8/22 (c)(d)	28,529,000	28,534,434
Freddie Mac U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.130% 0.91% 8/5/22 (c)(d)	18,688,000	18,692,282
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		47,226,716
U.S. Treasury Obligations - 3.2%
U.S. Treasury Notes:
0.125% 6/30/22	11,710,600	11,703,377
0.125% 12/31/22	120,000,000	118,917,179
0.375% 10/31/23	72,535,000	70,596,955
TOTAL U.S. TREASURY OBLIGATIONS		201,217,511
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $251,354,621)		248,444,227

Bank Notes - 1.0%
	Principal Amount (a)	Value ($)
Capital One NA 2.15% 9/6/22	38,374,000	38,381,346
Huntington National Bank 2.5% 8/7/22	22,725,000	22,740,233
TOTAL BANK NOTES (Cost $61,277,381)		61,121,579

Certificates of Deposit - 8.4%
	Principal Amount (a)	Value ($)
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 1.08% 2/2/23 (c)(d)	34,000,000	33,947,300
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 1.4% 9/21/22 (c)(d)	35,000,000	35,025,795
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.170% 0.95% 8/19/22 (c)(d)	35,000,000	34,992,423
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 1.06% 3/3/23 (c)(d)	33,800,000	33,747,931
Credit Suisse AG yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.320% 1.1028% 3/20/23 (c)(d)	35,000,000	34,944,763
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.700% 1.4801% 3/23/23 (c)(d)	33,800,000	33,850,447
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 1.06% 2/13/23 (c)(d)	35,000,000	34,946,097
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 1.36% 9/22/22 (c)(d)	35,000,000	35,047,499
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.160% 0.94% 7/25/22 (c)(d)	35,000,000	34,992,521
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 1.06% 2/10/23 (c)(d)	35,000,000	34,937,102
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.96% 8/4/22 (c)(d)	33,800,000	33,792,564
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 1.06% 2/10/23 (c)(d)	35,000,000	34,937,102
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.600% 1.38% 5/3/23 (c)(d)	33,600,000	33,601,247
Sumitomo Mitsui Trust Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.160% 0.94% 8/1/22 (c)(d)	33,800,000	33,791,804
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.190% 0.97% 8/19/22 (c)(d)	35,000,000	34,990,907
TOTAL CERTIFICATES OF DEPOSIT (Cost $517,800,000)		517,545,502

Commercial Paper - 10.4%
	Principal Amount (a)	Value ($)
AT&T, Inc. 0.53% 6/14/22	28,800,000	28,787,737
Bank of Montreal yankee 0.95% 8/9/22 (c)(d)	35,000,000	34,990,956
Bank of Nova Scotia yankee 0.34% 6/15/22	28,800,000	28,789,908
BofA Securities, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 1.32% 9/19/22 (c)(d)	34,000,000	34,017,983
Enel Finance America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.800% 1.58% 10/27/22 (c)(d)	18,700,000	18,699,226
yankee:
0.37% 7/11/22	34,200,000	34,147,380
0.4% 9/22/22	31,000,000	30,776,769
0.63% 7/14/22	27,000,000	26,954,956
0.4% 8/11/22	29,300,000	29,191,590
General Motors Financial Co., Inc. 1.5% 6/15/22	10,000,000	9,994,546
HSBC U.S.A., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 1.13% 2/1/23 (c)(d)	34,000,000	33,932,986
0.33% 9/13/22	34,200,000	34,032,420
0.33% 10/4/22	30,200,000	30,009,212
National Bank of Canada yankee 0.95% 8/30/22 (c)(d)	33,000,000	32,988,259
NatWest Markets PLC yankee:
0.3% 6/21/22	33,200,000	33,177,729
0.6% 7/27/22	24,000,000	23,947,104
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.96% 8/22/22 (c)(d)	35,000,000	34,989,679
Societe Generale yankee 0.98% 8/31/22 (c)(d)	35,000,000	34,998,838
Thermo Fisher Scientific, Inc. 0.51% 6/1/22	28,500,000	28,499,219
Toyota Motor Credit Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.170% 0.95% 8/9/22 (c)(d)	20,000,000	19,994,832
UBS AG London Branch yankee:
0.35% 6/15/22	30,000,000	29,988,849
0.45% 9/7/22	33,500,000	33,350,299
TOTAL COMMERCIAL PAPER (Cost $647,147,292)		646,260,477

Money Market Funds - 12.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (e) (Cost $783,222,683)	783,118,934	783,275,558

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $6,240,829,677)	6,215,421,306
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(10,586,786)
NET ASSETS - 100.0%	6,204,834,520

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,048,357,606 or 16.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	804,107,746	2,731,768,981	2,752,601,169	822,066	-	-	783,275,558	1.5%
Total	804,107,746	2,731,768,981	2,752,601,169	822,066	-	-	783,275,558

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Bank Notes, Certificates of Deposit and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.